First Trust New Constructs Core Earnings Leaders ETF Average Annual Total Returns		12 Months Ended	15 Months Ended	20 Months Ended	60 Months Ended	102 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg New Constructs Core Earnings Leaders Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.85%	21.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.16%	21.77%	14.42%	14.76%
First Trust New Constructs Core Earnings Leaders ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.93%	20.30%
Performance Inception Date	Oct. 02, 2024
First Trust New Constructs Core Earnings Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.38%	19.77%
First Trust New Constructs Core Earnings Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.32%	15.29%